Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Stockholders Equity Note [Line Items]
Dollar Amount Paid for Shares Repurchased	$ 12	$ 603	$ 1,468
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	0.0	0.6	7.8
Dollar Amount Paid for Shares Repurchased	$ 0	$ 26	$ 476
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	0.2	12.2	16.3
Dollar Amount Paid for Shares Repurchased	$ 10	$ 569	$ 985